Schedule of loss per share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Loss after tax	$ (26,016,967)	$ (14,408,346)	$ (20,597,436)
Weighted average number of Ordinary Shares outstanding during the period used in calculating basic loss per share	13,041,209	10,267,686	3,918,750
Weighted average number of Ordinary Shares outstanding during the period used in calculating diluted loss per share	13,041,209	10,267,686	3,918,750
Basic loss per share	$ (1.99)	$ (1.40)	$ (5.26)
Diluted loss per share	$ (1.99)	$ (1.40)	$ (5.26)